Income Tax - Summary of Movements of Deferred Tax Assets and Deferred Tax Liabilities (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized in Profit or Loss	$ 144,784	$ 5,219	$ (100,879)	$ (341,756)
Recognized in Other Comprehensive Income	(179,403)	(6,467)	(122,901)	(3,816)
Recognized in Equity	(9)	0	(1,159)	1,404
Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at January 1	5,477,373	197,455	4,707,704	5,108,357
Recognized in Profit or Loss	627,367	22,616	378,400	(466,954)
Recognized in Other Comprehensive Income	(19,319)	(696)	114,559	74,308
Recognized in Equity	(7)	0	(999)	1,160
Exchange Differences	(56,432)	(2,035)	(54,210)	(72,379)
Acquisitions Through Business Combinations			630,135	63,212
Disposal of Subsidiary	(659,972)	(23,792)	(298,216)
Balance at December 31	5,369,010	193,548	5,477,373	4,707,704
Deferred tax liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at January 1	7,121,027	256,706	5,772,237	5,806,713
Recognized in Profit or Loss	482,583	17,397	479,278	(125,197)
Recognized in Other Comprehensive Income	160,084	5,771	237,460	78,124
Recognized in Equity	2	0	160	(244)
Exchange Differences	27,400	987	(30,241)	(10,267)
Acquisitions Through Business Combinations			662,928	23,108
Disposal of Subsidiary	(200,899)	(7,242)	(795)
Balance at December 31	7,590,197	273,619	7,121,027	5,772,237
Property, plant and equipment [member] | Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at January 1	629,702	22,700	544,844	689,790
Recognized in Profit or Loss	(186,443)	(6,721)	4,632	(119,972)
Exchange Differences	(7,178)	(259)	12,435	(25,023)
Acquisitions Through Business Combinations			81,773	49
Disposal of Subsidiary	(345,104)	(12,441)	(13,982)
Balance at December 31	90,977	3,279	629,702	544,844
Property, plant and equipment [member] | Deferred tax liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at January 1	5,980,387	215,587	5,206,617	5,236,104
Recognized in Profit or Loss	165,628	5,971	427,465	(39,379)
Exchange Differences	(42,437)	(1,530)	(29,248)	(7,074)
Acquisitions Through Business Combinations			375,553	16,966
Disposal of Subsidiary	(186,834)	(6,735)
Balance at December 31	5,916,744	213,293	5,980,387	5,206,617
Defined benefit obligation [member] | Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at January 1	1,370,455	49,404	1,078,583	1,064,824
Recognized in Profit or Loss	(115,707)	(4,171)	(36,633)	(57,746)
Recognized in Other Comprehensive Income	(19,319)	(696)	114,559	74,308
Exchange Differences	(47,276)	(1,704)	1,005	(2,803)
Acquisitions Through Business Combinations			212,941
Balance at December 31	1,188,153	42,833	1,370,455	1,078,583
Mandatorily at fair value through profit or loss [member] | Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at January 1	112,259	4,047	259,507	211,556
Recognized in Profit or Loss	77,593	2,797	(138,045)	47,991
Exchange Differences	(502)	(18)	(7)	(40)
Acquisitions Through Business Combinations			2,085
Disposal of Subsidiary			(11,281)
Balance at December 31	189,350	6,826	112,259	259,507
Mandatorily at fair value through profit or loss [member] | Deferred tax liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at January 1	6,317	228	9,192	4,535
Recognized in Profit or Loss	6,274	226	(2,942)	4,706
Exchange Differences	(11)	(1)	67	(49)
Balance at December 31	12,580	453	6,317	9,192
Other temporary differences [member] | Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at January 1	2,407,910	86,803	1,744,949	1,838,746
Recognized in Profit or Loss	679,492	24,495	679,197	(84,377)
Recognized in Equity	(7)	0	(999)	1,160
Exchange Differences	52,399	1,889	(45,169)	(24,906)
Acquisitions Through Business Combinations			150,291	14,326
Disposal of Subsidiary	(269,080)	(9,700)	(120,359)
Balance at December 31	2,870,714	103,487	2,407,910	1,744,949
Other temporary differences [member] | Deferred tax liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at January 1	1,134,323	40,891	556,428	566,074
Recognized in Profit or Loss	310,681	11,200	54,755	(90,524)
Recognized in Other Comprehensive Income	160,084	5,771	237,460	78,124
Recognized in Equity	2	0	160	(244)
Exchange Differences	69,848	2,518	(1,060)	(3,144)
Acquisitions Through Business Combinations			287,375	6,142
Disposal of Subsidiary	(14,065)	(507)	(795)
Balance at December 31	1,660,873	59,873	1,134,323	556,428
Temporary differences [member] | Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at January 1	4,520,326	162,954	3,627,883	3,804,916
Recognized in Profit or Loss	454,935	16,400	509,151	(214,104)
Recognized in Other Comprehensive Income	(19,319)	(696)	114,559	74,308
Recognized in Equity	(7)	0	(999)	1,160
Exchange Differences	(2,557)	(92)	(31,736)	(52,772)
Acquisitions Through Business Combinations			447,090	14,375
Disposal of Subsidiary	(614,184)	(22,141)	(145,622)
Balance at December 31	4,339,194	156,425	4,520,326	3,627,883
Unused tax losses [member] | Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at January 1	527,666	19,022	542,781	672,275
Recognized in Profit or Loss	187,981	6,777	(44,651)	(166,128)
Exchange Differences	(31,077)	(1,121)	(915)	(12,203)
Acquisitions Through Business Combinations			183,045	48,837
Disposal of Subsidiary	(45,788)	(1,651)	(152,594)
Balance at December 31	638,782	23,027	527,666	542,781
Unused tax credits [member] | Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at January 1	429,381	15,479	537,040	631,166
Recognized in Profit or Loss	(15,549)	(561)	(86,100)	(86,722)
Exchange Differences	(22,798)	(822)	(21,559)	(7,404)
Balance at December 31	$ 391,034	$ 14,096	$ 429,381	$ 537,040